Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	QPAGOS
Entity Central Index Key	0001591913
Document Type	S-1/A
Trading Symbol	QPAG
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of Each Class of Securities to be Registered	Amount to be Registered (1)(2)	Proposed Maximum Offering Price per Security (2)	Proposed Maximum Aggregate Offering Price(3)	Amount of Registration Fee

Common stock, par value $0.0001 per share	9,917,074	$0.91	$9,024,537	$909	(4)
Common stock, par value $0.0001 per share, issuable upon exercise of warrants with an exercise price of $.625 per share	6,219,200	$0.91	$5,659,472	$570	(4)
Total	16,136,274		$14,684,009	$1,479	(5)

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of our common stock as may be issuable with respect to the shares being registered hereunder to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	9,917,074 shares of common stock are to be offered by the Selling Stockholders named herein and 6,219,200 are shares of common stock issuable upon exercise of warrants having an exercise price of $.625 per share.

(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act based upon the closing price of the Registrant’s common stock on the OTCQB on August 1, 2016.

(4)	Estimated solely for the purpose of calculating the registration fee for these shares in accordance with Rule 457(c) of the Securities Act based upon the closing price of the Registrant’s common stock on the OTCQB on August 1, 2016.

(5)	Previously paid.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company